Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan
Accounting Policy [Line Items]
Summary of Significant Accounting Policies
(2)    Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting and in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Risk and Uncertainties
The Plan offers a number of investment options to participants that are exposed to various risks, such as interest rate, credit, and overall market volatility risk. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the amounts reported in the statements of net assets available for benefits and participant accounts.
At December 31, 2025 and 2024, approximately 26% and 27%, respectively, of the Plan's total investments were invested in our common stock. The underlying value of our common stock is entirely dependent upon the performance of Fastenal and the market's evaluation of such performance. It is at least reasonably possible that changes in the fair value of our common stock in the near term could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits and the statement of changes in net assets available for benefits.
Investment Valuation and Income Recognition
The Plan's investments are stated at fair value. Fair value is the sales price of an asset in an orderly transaction between market participants at the measurement date. See Note 3 for a discussion of fair value measurements.
Purchases and sales of investments are reflected on a trade-date basis. Net appreciation (depreciation) in the fair value of investments includes gains and losses on investments bought and sold, as well as held during the year. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
Benefits
Benefit payments to participants are recorded upon distribution.
Excess Contributions Payable
The Plan is required to return contributions received during the Plan year in excess of the IRC limits. These amounts have been recorded as liabilities on the statements of net assets available for benefits.